Note 8 - Stockholders' Equity (Deficit) - Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options outstanding (in shares)	1,958,411	1,744,811
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	1,105,949	19,549	732,149	1,060,400
Class of Warrant or Right, Outstanding (in shares)	3,934,099	3,422,099
Common Stock, Capital Shares Reserved for Future Issuance	6,998,459	5,186,459